UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2022—May 31, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2023
Vanguard Ohio Long-Term
Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	33
Liquidity Risk Management	35

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2023
Ohio Long-Term Tax-Exempt Fund	Beginning Account Value 11/30/2022	Ending Account Value 5/31/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,017.90	$0.65
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.28	0.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Ohio Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2023
Under 1 Year	9.0%
1 - 3 Years	2.5
3 - 5 Years	4.1
5 - 10 Years	12.5
10 - 20 Years	34.6
20 - 30 Years	29.4
Over 30 Years	7.9
The table reflects the fund’s investments, except for short-term investments and derivatives.

Ohio Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.5%)
Ohio (98.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,090
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	176
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	100	107
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	300	322
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	555	535
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,501
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,750	2,520
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,185	1,978
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	223
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	5,725	4,223
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	507
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	1,891
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	548
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	297
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	1,815
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	635
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	1,865
[1]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,170
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	423
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,738
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,552
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	384
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,627
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,356
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,285	1,327
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	124
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,325	1,367
	Akron OH Income Tax Revenue	4.000%	12/1/34	650	664

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron OH Income Tax Revenue	4.000%	12/1/35	625	636
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	664
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	4,520	4,747
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	2,561
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	1,900
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	4,773
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,995	3,890
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	2,120	2,210
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	4,925	4,579
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	3.980%	6/1/23	640	640
	Allen County Port Authority College & University Revenue	4.000%	12/1/31	1,415	1,362
	Allen County Port Authority College & University Revenue	4.000%	12/1/35	1,305	1,197
	Allen County Port Authority College & University Revenue	4.000%	12/1/40	2,160	1,852
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	100	111
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	182
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	224
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	294
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	363
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	435
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	237
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/29	100	104
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	175	178
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	355	360
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,296
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,388
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	764
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,294
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	394
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,514
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,023
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/41	2,790	2,797
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/51	3,200	3,035
	Athens City School District GO	4.000%	12/1/29	745	785
	Athens City School District GO	4.000%	12/1/30	380	400
	Athens City School District GO	4.000%	12/1/31	400	420
	Athens City School District GO	3.250%	12/1/48	2,000	1,575
	Barberton City OH BAN GO	4.625%	4/11/24	1,885	1,886
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	866
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	886
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	740
	Belmont County OH BAN GO	3.000%	8/17/23	2,275	2,269

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Berea City School District COP	2.500%	10/1/23	250	249
	Big Walnut Local School District GO	5.000%	12/1/42	920	986
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	2,387
	Big Walnut Local School District GO	3.500%	12/1/55	290	232
	Big Walnut Local School District GO	5.000%	12/1/55	4,275	4,547
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	127
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,219
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,019
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	321
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	466
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,151
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	667
	Bowling Green State University College & University Revenue	5.000%	6/1/34	550	612
	Bowling Green State University College & University Revenue	5.000%	6/1/35	735	812
	Bowling Green State University College & University Revenue	5.000%	6/1/36	435	477
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	761
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	499
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	792
	Bowling Green State University College & University Revenue	4.000%	6/1/40	1,005	979
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,500	1,609
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	9,225	9,754
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,065	2,159
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,000	1,933
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,350	3,208
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	7,525	5,548
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	18,830	16,701
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	4,285	3,964
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	680
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,080	3,085
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	150	151
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,040	1,044
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,075	1,083
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	959
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	400	418
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,013
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	261
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,112
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,000	900
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	100
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	135
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	191
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	195
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	198

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	204
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	207
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	219
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	223
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	231
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	985	908
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,080
	Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,248
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	372
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,377
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	102
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	465
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	528
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	421
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	421
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	564
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	669
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	445	439
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	974
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	800	785
	Cincinnati OH GO	4.000%	12/1/30	500	524
	Cincinnati OH GO	4.000%	12/1/30	1,310	1,390
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	417
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	686
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	891
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	164
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	230
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	593
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	823
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	941
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,072
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	635
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	877
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	547
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,775	1,818
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	509
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,222
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/51	225	184
	Cleveland OH GO	3.000%	12/1/28	895	900
	Cleveland OH GO	3.000%	12/1/30	1,350	1,355
	Cleveland OH GO	3.000%	12/1/31	1,500	1,495

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland OH GO	4.000%	12/1/31	385	406
	Cleveland OH GO	3.000%	12/1/32	1,825	1,801
	Cleveland OH GO	5.000%	12/1/32	225	246
	Cleveland OH GO	3.000%	12/1/33	990	951
	Cleveland OH GO	3.000%	12/1/35	750	702
	Cleveland OH GO	3.000%	12/1/36	795	723
	Cleveland OH GO	3.000%	12/1/37	1,000	887
	Cleveland OH GO	3.000%	12/1/49	2,370	1,828
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	407
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	522
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	418
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	313
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	534
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	533
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	480
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	424
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	1,725	1,438
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	1,290	1,071
	Cleveland OH Income Tax Revenue	3.000%	10/1/45	3,420	2,666
	Cleveland OH Income Tax Revenue	3.000%	10/1/46	1,710	1,319
	Cleveland OH Income Tax Revenue	2.000%	10/1/47	1,000	598
	Cleveland State University College & University Revenue	5.000%	6/1/27	205	213
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	692
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,070
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,317
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/26	265	278
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/30	1,530	1,675
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	3,000	3,189
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	6,010	6,348
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/31	1,605	1,770
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/32	1,690	1,866
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/33	1,780	1,942
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	281
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	335
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	302
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	339
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	1,007
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	939
[5]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue (Flats East Bank Project)	4.500%	12/1/55	2,500	2,164
	Columbus City School District GO	3.000%	12/1/33	2,420	2,326
	Columbus City School District GO	5.000%	12/1/42	450	463
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	1,594
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Magnolia Trace II Project)	5.750%	8/1/36	1,500	1,612
	Columbus OH GO	5.000%	4/1/30	130	148

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbus OH GO	4.000%	7/1/30	1,200	1,218
	Columbus OH GO	5.000%	4/1/37	3,835	4,292
	Columbus OH GO	5.000%	4/1/39	4,500	4,977
	Columbus OH GO	5.000%	4/1/40	3,000	3,296
	Columbus OH GO	5.000%	4/1/41	2,400	2,629
	Columbus OH GO	5.000%	8/15/42	1,500	1,677
	Columbus OH GO	5.000%	8/15/43	1,780	1,986
	Columbus OH GO VRDO	3.200%	6/1/23	3,950	3,950
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	157
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	367
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	761
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,344
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	5,567
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	2,362
	Copley-Fairlawn City School District GO	5.000%	12/1/44	2,140	2,249
	Coshocton County OH BAN GO	4.250%	4/6/24	3,540	3,534
	Coshocton OH BAN GO	4.500%	12/28/23	7,200	7,204
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,023
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	1,844
	Cuyahoga Community College District GO	5.000%	12/1/37	55	57
	Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,700	1,702
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	450	452
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	205
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	501
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	2,000	2,008
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	2,235	2,256
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	10,775	10,941
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	425
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	522
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	517
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	884
[6]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	3,010	3,005
[6]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	2,170	2,200
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	274
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	207
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	288
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	309
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	994
	Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,777
	Delhi Township OH GO	4.000%	12/1/29	150	158
	Delhi Township OH GO	4.000%	12/1/30	160	171
	Delhi Township OH GO	4.000%	12/1/31	145	156
	Delhi Township OH GO	4.000%	12/1/32	310	331
	Delhi Township OH GO	4.000%	12/1/33	400	424
	Delhi Township OH GO	4.000%	12/1/34	815	862
	Delhi Township OH GO	4.000%	12/1/35	430	449

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delhi Township OH GO	4.000%	12/1/36	320	333
	Dublin OH GO	5.000%	12/1/31	500	557
	Dublin OH GO	5.000%	12/1/32	550	612
	Dublin OH GO	3.000%	12/1/35	375	351
	Dublin OH GO	3.000%	12/1/36	990	907
	East Knox Local School District GO	3.000%	11/1/56	1,100	792
	Elyria OH GO	4.000%	12/1/25	470	479
	Elyria OH GO	4.000%	12/1/27	670	689
	Elyria OH GO	4.000%	12/1/28	695	716
	Elyria OH GO	4.000%	12/1/31	225	231
	Elyria OH GO	4.000%	12/1/32	280	287
	Elyria OH GO	4.000%	12/1/33	440	451
	Euclid City School District GO	4.750%	1/15/54	1,000	1,002
	Fairborn City School District GO	3.000%	12/1/55	7,320	5,246
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	157
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	115
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	131
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	183
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	182
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	292
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	861
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	1,627
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	2,002
	Fairborn OH BAN GO	4.500%	2/27/24	6,170	6,196
	Fairfield County OH GO	2.000%	12/1/41	800	548
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	3,364
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	2,594
	Franklin City School District GO	3.000%	11/1/40	400	334
	Franklin City School District GO	3.000%	11/1/50	1,500	1,105
	Franklin City School District GO	3.000%	11/1/57	6,180	4,346
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	565	558
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/35	500	482
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,307
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	620	586
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/39	515	484
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	6,560	5,983
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	211
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	545
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	530	587
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	150
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/34	100	110
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,214
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/46	3,385	3,562
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	750	738
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	1,000	969
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	6,890	6,606
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,640	4,692
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	3,000	2,871
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	819

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	1,000	1,094
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	4,581
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	916
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	8,000	8,497
	Franklin County OH Sales Tax Revenue (Various Purpose Project)	5.000%	6/1/37	1,155	1,243
	Franklin County OH Sales Tax Revenue (Various Purpose Project)	5.000%	6/1/38	2,500	2,683
[5]	Franklin OH Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	6/1/23	1,915	1,915
	Fremont City School District GO	5.000%	1/15/40	200	205
[3]	Gahanna-Jefferson City School District (School Facilities Project) COP	3.000%	12/1/34	1,430	1,337
[4]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	5,565	4,035
	Grandview Heights City School District GO	3.125%	12/1/55	245	191
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/29	500	532
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	969
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	1,659
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	4,020
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/46	7,065	5,349
	Greene County Vocational School District GO	5.000%	12/1/29	300	333
	Greene County Vocational School District GO	4.000%	12/1/34	700	726
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	940	938
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,750	2,629
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,594
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	4,620	4,704
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,400	2,952
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	3,000	3,035
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	4,485	3,752
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	1,790
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	2,945	2,284
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	6,000	5,745
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	1,867
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,610	1,575
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,100
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	850	724
[4,7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	316
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,314
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	2,712
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	1,300	1,322
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	2,110	2,141
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	209
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	400	417
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	360
	Hilliard OH Income Tax Revenue	5.000%	12/1/34	855	976
	Hilliard OH Income Tax Revenue	5.000%	12/1/38	1,655	1,830
	Hilliard OH Income Tax Revenue	5.000%	12/1/40	1,825	2,009
	Hilliard OH Income Tax Revenue	5.000%	12/1/41	1,915	2,101
	Hilliard OH Income Tax Revenue	5.000%	12/1/42	510	558
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	10,000	10,753
[3]	Hillsdale Local School District COP	4.000%	12/1/34	1,235	1,264
[3]	Hillsdale Local School District COP	4.000%	12/1/37	2,105	2,107
[3]	Hillsdale Local School District COP	4.000%	12/1/39	1,325	1,298
	Hudson City OH School District GO	4.000%	12/1/33	420	432
	Indian Creek Local School District GO	5.000%	11/1/55	1,845	1,916
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	886

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	894
	Kent City School District GO	3.000%	12/1/40	1,000	854
	Kent State University College & University Revenue	5.000%	5/1/29	100	111
	Kent State University College & University Revenue	5.000%	5/1/30	175	197
	Kent State University College & University Revenue	5.000%	5/1/31	175	195
	Kent State University College & University Revenue	5.000%	5/1/32	150	167
	Kent State University College & University Revenue	5.000%	5/1/33	250	277
	Kent State University College & University Revenue	5.000%	5/1/34	315	348
	Kent State University College & University Revenue	5.000%	5/1/35	350	385
	Kent State University College & University Revenue	5.000%	5/1/36	400	435
	Kent State University College & University Revenue	5.000%	5/1/37	225	243
	Kent State University College & University Revenue	5.000%	5/1/38	300	322
	Kent State University College & University Revenue	5.000%	5/1/39	300	322
	Kent State University College & University Revenue	5.000%	5/1/40	450	482
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,388
	Kent State University College & University Revenue	5.000%	5/1/50	1,620	1,720
	Kenton City School District GO	4.000%	11/1/52	1,405	1,328
	Kenton City School District GO	4.000%	11/1/58	3,700	3,476
	Kettering City School District COP	5.000%	12/1/31	260	288
	Kettering City School District COP	4.000%	12/1/33	270	282
	Kettering City School District COP	4.000%	12/1/35	375	389
	Kettering City School District COP	3.375%	12/1/46	295	248
[4]	Kettering City School District GO	5.250%	12/1/31	1,000	1,114
	Lake Local School District/Wood County OH GO	4.000%	12/1/58	7,000	6,349
	Lakewood City School District GO	4.000%	11/1/30	235	245
	Lakewood City School District GO	4.000%	11/1/31	440	458
	Lakewood City School District GO	4.000%	11/1/32	245	254
	Lakewood City School District GO	4.000%	11/1/33	375	387
	Lakewood City School District GO	4.000%	11/1/34	380	391
	Lakewood OH GO	4.500%	3/14/24	5,000	5,022
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/24	555	559
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	366
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	5,000	5,084
	Lexington Local School District GO	3.000%	10/1/44	490	402
	Liberty Community Infrastructure Financing Authority Special Assessment Revenue	3.125%	12/1/46	540	418
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	1,499
	Licking Heights Local School District GO	4.500%	10/1/51	1,900	1,926
	Licking Heights Local School District GO	3.500%	10/1/54	200	167
	Licking Heights Local School District GO	5.500%	10/1/59	6,565	7,208
	Logan Elm Local School District GO	4.000%	11/1/55	975	918
	Lorain County OH BAN GO	4.125%	5/2/24	2,225	2,225
[5]	Lucas County OH GO TOB VRDO	4.000%	6/1/23	13,845	13,845
[4]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	480	460
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,350	970
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	1,600	1,351
	Mahoning County OH Sewer Revenue	3.000%	12/1/28	100	100
	Mahoning County OH Sewer Revenue	3.000%	12/1/29	100	101
	Mahoning County OH Sewer Revenue	3.000%	12/1/30	200	199
	Mahoning County OH Sewer Revenue	3.000%	12/1/31	180	177
	Mahoning County OH Sewer Revenue	3.000%	12/1/35	800	743
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/40	100	71
	Mariemont City School District GO	3.000%	12/1/34	555	526
	Marysville OH BAN GO	4.500%	3/20/24	3,000	3,000
	Maumee OH GO	3.000%	12/1/33	1,225	1,178

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Medina County OH GO	4.000%	12/1/29	165	170
	Medina County OH GO	4.000%	12/1/31	160	165
	Medina County OH GO	3.000%	12/1/35	270	253
	Medina County OH GO	3.000%	12/1/37	500	450
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	108
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	7,615	7,796
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	7,255	7,390
	Miami Trace Local School District GO, Prere.	5.000%	12/1/25	2,230	2,328
	Miami University College & University Revenue	5.000%	9/1/31	600	694
	Miami University College & University Revenue	5.000%	9/1/31	165	191
	Miami University College & University Revenue	5.000%	9/1/31	640	729
	Miami University College & University Revenue	5.000%	9/1/32	345	398
	Miami University College & University Revenue	5.000%	9/1/33	1,055	1,217
	Miami University College & University Revenue	5.000%	9/1/33	775	893
	Miami University College & University Revenue	5.000%	9/1/34	1,035	1,189
	Miami University College & University Revenue	5.000%	9/1/34	1,100	1,264
	Miami University College & University Revenue	5.000%	9/1/35	760	867
	Miami University College & University Revenue	5.000%	9/1/36	685	773
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	751
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	4,814
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,492
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	503
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	550	484
	Middletown OH GO	4.050%	12/1/52	2,840	2,708
[3]	Midview Local School District COP	4.000%	11/1/28	810	840
[3]	Midview Local School District COP	4.000%	11/1/29	870	910
	Milford Exempt Village School District GO	4.000%	12/1/34	300	315
	Milford Exempt Village School District GO	4.000%	12/1/35	250	260
	Milford Exempt Village School District GO	4.000%	12/1/36	150	154
	Milford Exempt Village School District GO	4.000%	12/1/37	250	255
	Milford Exempt Village School District GO	4.000%	12/1/38	205	207
	Milford Exempt Village School District GO	4.000%	12/1/39	260	261
	Milford Exempt Village School District GO	4.000%	12/1/40	305	306
	Milford Exempt Village School District GO	4.000%	12/1/41	385	384
	Milford Exempt Village School District GO	4.000%	12/1/42	200	199
	Milford Exempt Village School District GO	4.000%	12/1/47	3,000	2,884
	Milford Exempt Village School District GO	4.000%	12/1/51	1,785	1,693
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/39	1,000	974
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/40	3,000	2,897
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/46	3,385	3,187
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	130	134
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	243
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	523
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,081
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	175	195
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	319
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,219
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	443

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,950	1,913
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	393
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	281
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	3,060	2,407
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	1,915
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	9,120	8,215
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,200
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,280	2,034
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	1,925	1,792
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	4.000%	6/1/23	400	400
	North Canton City School District GO	3.000%	11/1/56	4,060	2,866
[8]	North Olmsted City School District GO	4.125%	10/15/53	2,000	1,909
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/23	75	75
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	101
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	125	128
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	103
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	106
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	245
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	161
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	726
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	1,533
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	394
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	171
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	823
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	905
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	814
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,750	6,122
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	106
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	211
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	273
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	189
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	407
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	357
	Ohio (Voting System Acquisition Project) COP	5.000%	9/1/29	220	246
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	1,000	919
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	12,600	12,434
	Ohio Appropriations Revenue	5.000%	12/15/26	1,035	1,104
	Ohio Appropriations Revenue	5.000%	12/15/27	1,710	1,862
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	427
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	1,926
	Ohio GO	5.000%	9/15/25	3,170	3,302
	Ohio GO	4.000%	6/15/26	2,500	2,569
	Ohio GO	5.000%	9/15/26	2,000	2,127
	Ohio GO	5.000%	5/1/27	235	253
	Ohio GO	5.000%	5/1/28	215	237

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio GO	5.000%	5/1/29	360	402
Ohio GO	5.000%	5/1/30	350	399
Ohio GO	5.000%	5/1/31	775	899
Ohio GO	5.000%	5/1/32	600	705
Ohio GO	5.000%	3/1/33	100	116
Ohio GO	5.000%	5/1/33	650	764
Ohio GO	5.000%	5/1/34	1,190	1,227
Ohio GO	5.000%	5/1/34	700	819
Ohio GO	5.000%	2/1/35	4,395	4,585
Ohio GO	5.000%	5/1/36	1,255	1,326
Ohio GO	5.000%	6/15/36	120	132
Ohio GO	4.000%	5/1/38	225	230
Ohio GO	5.000%	3/1/39	1,585	1,659
Ohio GO	5.000%	3/1/39	500	557
Ohio GO VRDO	3.500%	6/7/23	3,445	3,445
Ohio GO, Prere.	5.000%	5/1/25	2,500	2,586
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	155	175
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	125	130
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	37
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	110
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,271
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	500	550
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/37	1,000	1,055
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,554
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,900	1,755
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,263
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	4,655	4,722
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,000	1,965
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	624
Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	2,645
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	11,035	10,599
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/46	1,060	767
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/46	500	506
Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	5,047
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	630	647
Ohio Health, Hospital, Nursing Home Revenue VRDO	3.900%	6/1/23	2,825	2,825
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	2,500	2,425
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/23	360	362
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	1,000	1,011
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	507
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,536
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	955	981
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	495
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,022
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	111
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,036

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,222
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,104
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/30	2,270	2,515
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	803
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	600	650
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/31	200	217
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,149
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	142
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	955
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/34	1,510	1,636
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/34	2,875	2,823
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	869
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	159
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	252
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/36	185	200
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	250	208
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/37	595	579
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	925	902
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/38	170	164
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/39	930	882
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	311
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/40	600	563
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	653
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,086
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	478
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	450	471
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	2,000	1,884
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/44	1,980	1,793
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/47	1,000	842

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/48	2,000	2,148
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/49	1,680	1,488
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/52	3,000	2,447
Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/52	2,000	2,119
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,303
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	993
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	5.000%	11/1/33	235	264
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	5.000%	11/1/34	115	129
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	5.000%	11/1/35	120	134
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/36	720	635
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/37	720	616
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/38	300	299
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/39	300	296
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/40	500	487
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/32	800	879
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	680	746
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,583
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	2,895	2,856
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	855
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	4,000	3,300
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project), Prere.	5.000%	12/1/26	1,505	1,603
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/35	2,000	2,257
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/36	3,500	3,910
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	115	115
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	317
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	581
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	290
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/26	1,360	1,449
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), Prere.	5.000%	12/1/26	1,430	1,523

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/39	4,890	4,530
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	2,826
Ohio Higher Educational Facility Commission College & University Revenue (University of Deyton Project)	5.000%	12/1/28	200	215
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	935	927
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	975	968
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,015	1,009
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,055	1,050
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,000	996
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,000	997
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	375	373
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	405	401
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	420	410
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	440	424
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	935
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,310	1,193
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,184
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	350	309
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/47	2,000	2,057
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	3,144
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/52	5,000	5,091
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.900%	6/1/23	4,510	4,510
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.970%	6/1/23	8,800	8,800
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	9/1/25	935	968
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/37	5,285	4,212
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	1,140	1,104
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/51	1,590	1,137
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,795	3,636
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	14,775	15,147
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	9/1/52	3,705	3,564

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/54	5,000	5,296
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	2,135	1,874
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/47	1,130	1,130
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/48	2,245	2,227
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.850%	6/7/23	5,560	5,560
Ohio Lease (Appropriation) Revenue	5.000%	4/1/27	200	214
Ohio Lease (Appropriation) Revenue	5.000%	6/1/28	160	175
Ohio Lease (Appropriation) Revenue	5.000%	4/1/30	275	311
Ohio Lease (Appropriation) Revenue	5.000%	4/1/33	1,000	1,128
Ohio Lease (Appropriation) Revenue	5.000%	10/1/36	1,000	1,062
Ohio Lease (Appropriation) Revenue	5.000%	10/1/37	115	122
Ohio Lease (Appropriation) Revenue	5.000%	4/1/38	5,585	6,108
Ohio Lease (Appropriation) Revenue	5.000%	4/1/40	4,000	4,345
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	818
Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,120	1,217
Ohio Lease (Appropriation) Revenue VRDO	3.350%	6/7/23	3,800	3,800
Ohio Lease (Appropriation) Revenue VRDO	3.500%	6/7/23	12,480	12,480
Ohio Lease (Appropriation) Revenue VRDO	3.500%	6/7/23	8,685	8,685
Ohio Special Obligation Revenue	5.000%	10/1/30	1,790	1,975
Ohio Special Obligation Revenue	5.000%	4/1/36	2,045	2,152
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/32	890	1,020
Ohio State University College & University Revenue	4.000%	12/1/38	1,000	1,005
Ohio State University College & University Revenue	4.000%	12/1/39	2,230	2,232
Ohio State University College & University Revenue	4.000%	12/1/40	4,000	3,973
Ohio State University College & University Revenue	4.000%	12/1/41	1,000	987
Ohio State University College & University Revenue	4.000%	12/1/42	1,000	985
Ohio State University College & University Revenue	4.000%	12/1/43	2,000	1,959
Ohio State University College & University Revenue	4.000%	12/1/48	6,240	6,007
Ohio State University College & University Revenue	2.500%	12/1/51	3,450	2,188
Ohio State University College & University Revenue VRDO	3.100%	6/7/23	5,075	5,075
Ohio State University College & University Revenue VRDO	3.100%	6/7/23	5,240	5,240
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	125	137
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	865	944
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	540
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	1,000	1,180
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	500	590
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,090
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,975	4,483
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,615	5,078
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	430	486
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	8,355	9,396
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	3,155	1,487
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	1,500	604
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	2,000	2,167
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	6,170	6,646
Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,228
Ohio University College & University Revenue	5.000%	12/1/44	1,000	1,032

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/34	3,420	3,965
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	135	155
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	6/1/46	220	241
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/27	1,190	1,269
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/31	105	119
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	4,625	5,082
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,680	2,994
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	9,470	10,508
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	1,885	2,035
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	1,000	1,149
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/36	2,465	2,752
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/37	125	127
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	8,000	8,866
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	4,915	5,434
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	4,340	4,767
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,705	1,866
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/41	125	125
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	8,185	8,009
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/46	5,625	6,165
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	8,000	8,567
	Ohio Water Development Authority Water Revenue	5.000%	12/1/25	450	471
	Ohio Water Development Authority Water Revenue	5.000%	6/1/26	300	317
	Ohio Water Development Authority Water Revenue	5.000%	12/1/26	475	507
	Ohio Water Development Authority Water Revenue	5.000%	6/1/27	400	432
	Ohio Water Development Authority Water Revenue	5.000%	12/1/27	385	420
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	406
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	290
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	580
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	750	868
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	578
	Ohio Water Development Authority Water Revenue	5.000%	12/1/34	500	576
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,141
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	509
	Ohio Water Development Authority Water Revenue	5.000%	12/1/37	1,710	1,924
	Ohio Water Development Authority Water Revenue	5.000%	12/1/39	1,250	1,388
	Olentangy Local School District GO	4.000%	12/1/34	475	492
[3]	Perry Local School District/Lake County COP	3.000%	12/1/34	675	623
[3]	Perry Local School District/Lake County COP	3.000%	12/1/36	1,205	1,073
[3]	Perry Local School District/Lake County COP	3.000%	12/1/38	1,215	1,043
	Pickerington Local School District GO	4.000%	12/1/38	1,000	1,005

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pickerington Local School District GO	4.000%	12/1/39	1,000	1,000
	Pickerington Local School District GO	4.000%	12/1/40	1,000	994
	Pickerington Local School District GO	4.375%	12/1/49	2,000	2,005
	Pickerington Local School District GO	5.250%	12/1/59	2,000	2,190
	Polaris Career Center COP	5.000%	11/1/36	410	423
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	1,000	957
	Reynoldsburg OH GO	3.550%	12/1/42	640	593
	Reynoldsburg OH GO	3.600%	12/1/48	670	596
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	241
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	335	341
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/49	4,430	4,474
	Rossford Exempted Village School District (School Facilities Project) COP	5.000%	12/1/37	900	987
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/42	670	644
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/47	1,000	933
	Rossford Exempted Village School District (School Facilities Project) COP	4.125%	12/1/51	900	843
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,050
	Sharonville OH Income Tax Revenue	4.000%	12/1/39	550	552
	Sharonville OH Income Tax Revenue	4.000%	12/1/40	560	560
	Sharonville OH Income Tax Revenue	4.000%	12/1/41	550	548
	Sharonville OH Income Tax Revenue	4.000%	12/1/42	750	737
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,480
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,602
[3]	Southeast Local School District/Wayne County COP	4.000%	12/1/36	350	355
[3]	Southeast Local School District/Wayne County COP	4.000%	12/1/37	350	350
	Southwest Licking Local School District GO	4.000%	11/1/34	500	517
	Southwest Licking Local School District GO	3.375%	11/1/47	120	102
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,415
	Southwest Local School District/Hamilton County GO	4.000%	1/15/55	2,810	2,648
	South-Western City School District GO	3.000%	12/1/33	250	240
	South-Western City School District GO	3.000%	12/1/34	75	72
	South-Western City School District GO	3.000%	12/1/35	145	136
	Streetsboro City School District GO	4.000%	12/1/49	1,865	1,785
	Summit County Green Local School District GO	5.000%	11/1/52	4,545	4,823
	Summit County OH GO	4.000%	12/1/25	1,000	1,021
	Summit County OH GO	4.000%	12/1/26	1,000	1,033
	Summit County OH GO	4.000%	12/1/27	1,100	1,149
	Summit County OH GO	5.000%	12/1/28	1,400	1,552
	Summit County OH GO	5.000%	12/1/29	1,500	1,695
	Summit County OH GO	5.000%	12/1/30	1,000	1,148
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	5,580
	Toledo-Lucas County Port Authority Auto Parking Revenue (University of Toledo Parking Project)	4.000%	1/1/57	2,000	1,472
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	950	933
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	917
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	365	381
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	392
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	480	501

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	416
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	452
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	293
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	412
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	762
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,036
	Union County OH GO	5.000%	12/1/27	215	232
	Union County OH GO	5.000%	12/1/37	950	996
	Union County OH GO	5.000%	12/1/38	615	644
	Union County OH GO	5.000%	12/1/47	2,585	2,677
	University of Akron College & University Revenue	5.000%	1/1/30	530	581
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,229
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	192
	University of Cincinnati College & University Revenue	3.000%	6/1/39	1,530	1,304
	University of Cincinnati College & University Revenue	5.000%	6/1/44	2,000	2,086
	University of Toledo College & University Revenue	5.000%	6/1/25	600	618
	University of Toledo College & University Revenue	5.000%	6/1/25	1,000	1,000
	University of Toledo College & University Revenue	5.000%	6/1/26	100	105
	University of Toledo College & University Revenue	5.000%	6/1/27	100	107
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,333
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,373
	Upper Arlington OH Income Tax Revenue	5.000%	12/1/55	3,000	3,189
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/33	175	185
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/34	150	157
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/36	320	331
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/51	3,000	2,842
	Valley View Local School District GO	3.000%	11/1/51	1,225	931
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	353
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	863
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	570	599
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	570	576
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	675	708
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	963
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	953
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,695	1,508
[3]	Warrensville Heights City School District GO	5.000%	12/1/34	115	117
	West Carrollton City School District GO	3.000%	12/1/39	1,125	960
	West Carrollton City School District GO	4.000%	12/1/56	1,410	1,336
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	475	501
	Westfall Local School District GO	4.000%	12/1/31	100	107
	Westfall Local School District GO	4.000%	12/1/33	200	211
	Westfall Local School District GO	4.000%	12/1/36	250	258
	Westfall Local School District GO	4.000%	12/1/38	220	222
	Westfall Local School District GO	2.375%	12/1/50	425	273
	Wickliffe City School District GO	3.000%	12/1/39	400	342
	Wickliffe City School District GO	3.000%	12/1/40	215	178
	Wickliffe City School District GO	4.000%	12/1/50	3,080	2,803
	Winton Woods City School District GO	0.000%	11/1/29	885	712
	Winton Woods City School District GO	0.000%	11/1/30	1,005	779
	Winton Woods City School District GO	0.000%	11/1/31	1,020	762

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Winton Woods City School District GO	0.000%	11/1/32	1,140	819
[3]	Winton Woods City School District GO	4.000%	11/1/53	3,000	2,821
	Worthington City School District GO	5.000%	12/1/41	2,000	2,222
	Worthington City School District GO	5.000%	12/1/48	2,000	2,173
	Worthington City School District GO	5.500%	12/1/54	6,000	6,777
[3]	Wright State University College & University Revenue	5.000%	5/1/28	570	618
[3]	Wright State University College & University Revenue	5.000%	5/1/29	595	655
[3]	Wright State University College & University Revenue	5.000%	5/1/30	240	268
[3]	Wright State University College & University Revenue	5.000%	5/1/31	840	949
[3]	Wright State University College & University Revenue	5.000%	5/1/31	245	277
[3]	Wright State University College & University Revenue	5.000%	5/1/32	265	303
	Wynford Local School District GO	3.750%	11/1/54	325	274
[4]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	264
[4]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,223
[4]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,312
[4]	Youngstown State University College & University Revenue	3.000%	12/15/33	3,045	2,864
					1,256,637
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	205	180
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	289	289
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	138	132
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	740	755
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,365	3,517
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,421	2,565
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	1,862	2,005
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	405	238
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	382	351
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	185	165
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	54	43
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	635	644
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	503
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	503
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	154	98
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	184	176
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,172	985
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	403	308
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	676	468
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,150	2,918
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,000	919

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	1,201	1,148
				18,730
Total Tax-Exempt Municipal Bonds (Cost $1,367,457)				1,275,547
Total Investments (99.5%) (Cost $1,367,457)				1,275,547
Other Assets and Liabilities—Net (0.5%)				7,032
Net Assets (100%)				1,282,579
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $168,000 have been segregated as initial margin for open futures contracts.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $19,574,000, representing 1.5% of net assets.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	57	11,732	(15)

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,367,457)	1,275,547
Investment in Vanguard	46
Cash	73
Receivables for Investment Securities Sold	2,382
Receivables for Accrued Income	18,321
Receivables for Capital Shares Issued	250
Variation Margin Receivable—Futures Contracts	18
Other Assets	30
Total Assets	1,296,667
Liabilities
Payables for Investment Securities Purchased	12,381
Payables for Capital Shares Redeemed	712
Payables for Distributions	922
Payables to Vanguard	73
Total Liabilities	14,088
Net Assets	1,282,579
At May 31, 2023, net assets consisted of:

Paid-in Capital	1,406,117
Total Distributable Earnings (Loss)	(123,538)
Net Assets	1,282,579

Net Assets
Applicable to 112,333,978 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,282,579
Net Asset Value Per Share	$11.42

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Interest	20,616
Total Income	20,616
Expenses
The Vanguard Group—Note B
Investment Advisory Services	33
Management and Administrative	731
Marketing and Distribution	44
Custodian Fees	2
Shareholders’ Reports	18
Trustees’ Fees and Expenses	—
Other Expenses	17
Total Expenses	845
Expenses Paid Indirectly	(5)
Net Expenses	840
Net Investment Income	19,776
Realized Net Gain (Loss)
Investment Securities Sold	(7,868)
Futures Contracts	(216)
Realized Net Gain (Loss)	(8,084)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	10,897
Futures Contracts	(38)
Change in Unrealized Appreciation (Depreciation)	10,859
Net Increase (Decrease) in Net Assets Resulting from Operations	22,551

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,776	38,290
Realized Net Gain (Loss)	(8,084)	(23,181)
Change in Unrealized Appreciation (Depreciation)	10,859	(200,662)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,551	(185,553)
Distributions
Total Distributions	(19,582)	(51,684)
Capital Share Transactions
Issued	125,485	283,630
Issued in Lieu of Cash Distributions	14,044	37,958
Redeemed	(153,523)	(532,989)
Net Increase (Decrease) from Capital Share Transactions	(13,994)	(211,401)
Total Increase (Decrease)	(11,025)	(448,638)
Net Assets
Beginning of Period	1,293,604	1,742,242
End of Period	1,282,579	1,293,604

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.39	$13.21	$13.29	$12.89	$12.19	$12.56
Investment Operations
Net Investment Income[1]	.176	.308	.320	.355	.387	.402
Net Realized and Unrealized Gain (Loss) on Investments	.028	(1.718)	.018	.488	.730	(.304)
Total from Investment Operations	.204	(1.410)	.338	.843	1.117	.098
Distributions
Dividends from Net Investment Income	(.174)	(.307)	(.320)	(.354)	(.387)	(.402)
Distributions from Realized Capital Gains	—	(.103)	(.098)	(.089)	(.030)	(.066)
Total Distributions	(.174)	(.410)	(.418)	(.443)	(.417)	(.468)
Net Asset Value, End of Period	$11.42	$11.39	$13.21	$13.29	$12.89	$12.19
Total Return[2]	1.79%	-10.81%	2.59%	6.68%	9.28%	0.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,283	$1,294	$1,742	$1,584	$1,409	$1,168
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%[3]	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.06%	2.58%	2.42%	2.73%	3.05%	3.26%
Portfolio Turnover Rate	36%	86%	43%	30%	26%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average units outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Ohio Long-Term Tax-Exempt Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $46,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Ohio Long-Term Tax-Exempt Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,275,547	—	1,275,547
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	15	—	—	15
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,367,644
Gross Unrealized Appreciation	2,622
Gross Unrealized Depreciation	(94,734)
Net Unrealized Appreciation (Depreciation)	(92,112)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2022, the fund had available capital losses totaling $23,735,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Ohio Long-Term Tax-Exempt Fund
F.	During the six months ended May 31, 2023, the fund purchased $459,022,000 of investment securities and sold $472,206,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $15,995,000 and sales were $48,465,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	Shares (000)	Shares (000)
Issued	10,870	24,068
Issued in Lieu of Cash Distributions	1,221	3,122
Redeemed	(13,352)	(45,458)
Net Increase (Decrease) in Shares Outstanding	(1,261)	(18,268)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Ohio Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Ohio Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Ohio Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q962 072023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 24, 2023

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 24, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.